Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 203,961		₩ 77,275
Valuation loss	7,206	₩ 163,710	15,829
Other comprehensive income	191,570	(113,742)	91,521
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation loss			45
Other comprehensive income	1	(567)	(963)
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	203,961		72,417
Valuation loss	7,206	161,661	15,784
Other comprehensive income	₩ 191,569	(113,175)	87,626
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain			4,858
Valuation loss		₩ 2,049
Other comprehensive income			₩ 4,858